SCHEDULE OF CONDENSED BALANCE SHEETS (Details) - USD ($)		Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023
ASSETS
Cash and cash equivalents		$ 75,226	$ 386,614	$ 250,944
Account receivables, net		20,000	408,600
Investments in trading securities		102,365
Total current assets		454,629	804,701	250,944
Non-current assets
Operating lease right-of-use assets, net		13,024	47,184
Deferred initial public offering costs		201,437
Investment in equity method investee		199,709
Deferred tax assets		37,418
Total assets		906,217	851,885	250,944
LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIT)
Accrued expenses and other current liabilities		117,178	139,844	71,314
Tax payables		58,180	109,968
Contract liabilities			13,743	104,410
Operating lease liabilities		13,024	26,719
Total current liabilities		540,906	412,259	287,904
Deferred tax liabilities		2,149
Total liabilities		543,055	430,865	287,904
SHAREHOLDERS’ EQUITY (DEFICIT)
Additional paid-in capital		83,812	49,800	49,800
Retained earnings (Accumulated deficit)		278,811	365,618	(87,180)
Total Barentsz Capital Limited shareholders’ equity		362,823	415,838	(36,960)
TOTAL EQUITY AND LIABILITIES		906,217	851,885	250,944
Common Class A [Member]
SHAREHOLDERS’ EQUITY (DEFICIT)
Ordinary Shares, value		90	90	90
Common Class B [Member]
SHAREHOLDERS’ EQUITY (DEFICIT)
Ordinary Shares, value		110	110	110
Related Party [Member]
ASSETS
Amount due from a related party		256,410
LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIT)
Amount due to related parties	[1],[2]	352,524	121,985	112,180
Parent [Member]
ASSETS
Cash and cash equivalents		73,305	228,108
Account receivables, net		20,000	408,600
Investments in trading securities		102,365
Total current assets		452,080	636,708
Non-current assets
Operating lease right-of-use assets, net		13,024
Deferred initial public offering costs		201,437
Investment in equity method investee		199,709
Investment in subsidiaries		353	234,899	240,500
Deferred tax assets		35,149
Total assets		901,752	871,607	240,500
LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIT)
Accrued expenses and other current liabilities		114,487	137,825	67,500
Tax payables		56,090	107,878
Contract liabilities				98,000
Operating lease liabilities		13,024
Total current liabilities		536,780	455,988	277,680
Deferred tax liabilities		2,149
Total liabilities		538,929	455,988	277,680
SHAREHOLDERS’ EQUITY (DEFICIT)
Ordinary Shares, value		200
Additional paid-in capital		83,812	49,800	49,800
Retained earnings (Accumulated deficit)		278,811	365,619	(87,180)
Total Barentsz Capital Limited shareholders’ equity		362,823	415,619	(37,180)
TOTAL EQUITY AND LIABILITIES		901,752	871,607	240,500
Parent [Member] | Common Class A [Member]
SHAREHOLDERS’ EQUITY (DEFICIT)
Ordinary Shares, value		90	90	90
Parent [Member] | Common Class B [Member]
SHAREHOLDERS’ EQUITY (DEFICIT)
Ordinary Shares, value		110	110	110
Parent [Member] | Related Party [Member]
ASSETS
Amount due from a related party		256,410
LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIT)
Amount due to related parties		352,525	121,985	112,180
Parent [Member] | Subsidiaries [Member]
LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIT)
Amount due to related parties		$ 654	$ 88,300

[1]	Other individual represents a director of Barentsz HK, which was disposed of by the Company on May 23, 2025.
[2]	The balances represented advances for operational purposes. These amounts were unsecured, interest-free, had no fixed terms of repayment and were non-trade related.